Accounts Receivable (Details) - Schedule of accounts receivable consisted - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of accounts receivable consisted [Abstract]
Color World platform subscription fees due from App payment collections agent	$ 2,482,082	$ 3,191,711